Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock Including Additional Paid in Capital [Member]	Preferred Stock [Member]	Retained Earnings [Member]	Total	Common Stock [Member]	Treasury Stock [Member]
Balance, value at Dec. 31, 2019	$ 61,992	$ 62,423	$ (112,672)	$ 11,743
Balance (in shares) at Dec. 31, 2019					1,688
Balance (in shares) at Dec. 31, 2019		2,812
Stock-based compensation	49			49
Net income (loss)			(688)	(688)
Balance, value at Dec. 31, 2020	62,041	$ 62,423	(113,360)	$ 11,104
Balance (in shares) at Dec. 31, 2020				1,688	1,688
Balance (in shares) at Dec. 31, 2020		2,812		2,812
Net income (loss)			21	$ 21
Balance, value at Mar. 31, 2021	62,041	$ 62,423	(113,339)	11,125
Balance (in shares) at Mar. 31, 2021					1,688
Balance (in shares) at Mar. 31, 2021		2,812
Balance, value at Dec. 31, 2020	62,041	$ 62,423	(113,360)	$ 11,104
Balance (in shares) at Dec. 31, 2020				1,688	1,688
Balance (in shares) at Dec. 31, 2020		2,812		2,812
Stock-based compensation	481			$ 481
Net income (loss)			(1,182)	(1,182)
Stock-based compensation, shares					87
Exercise of restricted share awards net settlement option	(7)			(7)
Exercise of restricted share awards net settlement option, shares					(1)
Treasury shares, no par value
Treasury shares, no par value, shares					1
Balance, value at Dec. 31, 2021	62,515	$ 62,423	(114,542)	$ 10,396
Balance (in shares) at Dec. 31, 2021				1,775	1,775	(1)
Balance (in shares) at Dec. 31, 2021		2,812		2,812
Balance, value at Mar. 31, 2021	62,041	$ 62,423	(113,339)	$ 11,125
Balance (in shares) at Mar. 31, 2021					1,688
Balance (in shares) at Mar. 31, 2021		2,812
Stock-based compensation	123			123
Net income (loss)			(503)	(503)
Stock-based compensation, shares					39
Exercise of restricted share awards net settlement option	(7)			(7)
Exercise of restricted share awards net settlement option, shares					(1)
Treasury shares, no par value, shares					1
Balance, value at Jun. 30, 2021	62,157	$ 62,423	(113,842)	10,738
Balance (in shares) at Jun. 30, 2021					1,727
Balance (in shares) at Jun. 30, 2021		2,812
Stock-based compensation	179			179
Net income (loss)			(39)	(39)
Stock-based compensation, shares					48
Balance, value at Sep. 30, 2021	62,336	$ 62,423	(113,881)	10,878
Balance (in shares) at Sep. 30, 2021					1,775
Balance (in shares) at Sep. 30, 2021		2,812
Balance, value at Dec. 31, 2021	62,515	$ 62,423	(114,542)	$ 10,396
Balance (in shares) at Dec. 31, 2021				1,775	1,775	(1)
Balance (in shares) at Dec. 31, 2021		2,812		2,812
Stock-based compensation	111			$ 111
Net income (loss)			(2,927)	(2,927)
Exercise of restricted share awards net settlement option	(46)			(46)
Exercise of restricted share awards net settlement option, shares						(8)
Restricted stock issuance
Restricted stock issuance, shares					24
Balance, value at Mar. 31, 2022	62,580	$ 62,423	(117,469)	$ 7,534
Balance (in shares) at Mar. 31, 2022				1,799	1,799	(9)
Balance (in shares) at Mar. 31, 2022		2,812		2,812
Stock-based compensation	58			$ 58
Net income (loss)			(1,325)	(1,325)
Forfeitures of stock-based awards	4			4
Forfeitures of stock-based awards, shares					(30)
Forfeitures of stock based awards	(54)			(54)
Forfeitures of stock-based awards, shares					(30)
Balance, value at Jun. 30, 2022	62,584	$ 62,423	(118,794)	$ 6,213
Balance (in shares) at Jun. 30, 2022				1,769	1,769	(9)
Balance (in shares) at Jun. 30, 2022		2,812		2,812
Stock-based compensation	58			$ 58
Net income (loss)			(371)	(371)
Balance, value at Sep. 30, 2022	$ 62,642	$ 62,423	$ (119,165)	$ 5,900
Balance (in shares) at Sep. 30, 2022				1,769	1,769	(9)
Balance (in shares) at Sep. 30, 2022		2,812		2,812